Financial Assets and Financial Liabilities - Summary of Development in Borrowings Arising from Financing Activities (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning of period	€ 104,961	€ 91,975
Repayments	(14,705)	(7,755)
Proceeds	503,281
Additions	3,194	10,812
Separation of fair value	(142,467)
Accretion of interest	34,058	3,396
Foreign exchange adjustment	20,055	6,533
End of period	508,377	104,961
Lease liabilities [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning of period	104,961	91,975
Repayments	(7,995)	(7,755)
Additions	3,194	10,812
Accretion of interest	3,842	3,396
Foreign exchange adjustment	5,189	6,533
End of period	109,191	104,961
Convertible senior notes [Member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning of period
Repayments	(6,710)
Proceeds	503,281
Separation of fair value	(142,467)
Accretion of interest	30,216
Foreign exchange adjustment	14,866
End of period	€ 399,186